Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of assets and liabilities deconsolidated on the date of the disposal (Detail)
$ in Thousands, $ in Millions
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Nov. 23, 2021 MXN ($)	Dec. 31, 2020 MXN ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Current assets
Cash	$ 38,679,891	$ 1,879		$ 35,917,907	[1]	$ 1,744	$ 19,745,656	[1]	$ 21,659,962	[1]
Subscribers, distributors, recoverable taxes, contract assets and other, net	202,846,597	9,855		207,977,954
Inventories, net	24,185,310	1,175		30,377,439
Other current assets, net	9,452,252	459		8,993,907
Total current assets	404,156,669	19,634		355,682,893
Non-current assets:
Property, plant and equipment	731,196,679	35,523		722,929,631			639,343,370		$ 640,000,720
Intangibles, net	143,225,764	6,958		133,456,967
Goodwill	136,578,194	6,635		143,052,859			152,899,801
Deferred income taxes	127,287,934	6,184		115,370,240			106,167,897
Other assets, net	39,956,090	1,941		38,415,826
Rights of use	90,372,393	4,391		101,976,844			118,003,223
Total assets	1,689,649,849	82,086		1,625,048,227			1,531,933,657
Short term liability related to rigth of use of assets	27,632,357	1,342		25,067,905
Accounts payable	206,487,681	10,032		186,995,472
Income tax	33,247,318	1,615		14,644,979
Total liabilities	$ 1,235,608,123	$ 60,029		$ 1,309,930,609			$ 1,305,026,792
Discontinued operations [member] | Tracfone Wireless Inc Tracfone [member]
Current assets
Cash			$ 338,439
Subscribers, distributors, recoverable taxes, contract assets and other, net			12,368,407
Inventories, net			9,604,658
Other current assets, net			389,052
Total current assets			22,700,556
Non-current assets:
Property, plant and equipment			1,989,498
Intangibles, net			555,012
Goodwill			2,695,557
Deferred income taxes			1,094,756
Other assets, net			327,546
Rights of use			1,625
Total assets			29,364,550
Short term liability related to rigth of use of assets			1,625
Accounts payable			17,446,513
Income tax			3,267,585
Deferred revenue			13,187,667
Total liabilities			33,903,390
Net assets directly associated with disposal group			$ (4,538,840)

[1]	Restated for discontinued operations.